Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The total provision for income taxes, which consists of U.S. federal income and California Franchise taxes, consists of the following:

	June 30,
	2016	2015

Current taxes	$(710,664)	$(609,092)
Deferred taxes	710,664	609,092
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the tax on the Company’s loss for the year before income taxes and total tax expense are shown below:

	June 30,
	2016	2015
Income tax liability (benefit) at the U.S statutory income tax and California Franchise tax rates	(39.8)%	(39.8)%
Loss on marketable securities	-	-
Amortization of loan discount	2.9%	2.6%
Other differences	0.0%	0.1%
Change in valuation allowance	36.9%	37.1%
Total	-	-

Schedule of Net Deferred Tax Assets

The components of net deferred tax assets recognized are as follows:

	June 30,
	2016	2015
Deferred noncurrent tax asset:
Net operating loss carry-forward	$1,212,842	$502,178
Basis differences on marketable securities	-	45,448
Total, deferred noncurrent tax asset	1,212,842	547,626
Deferred noncurrent tax liabilities:
Value of warrants recorded as loan discount	-	110,274
Other, net	-	-
Total deferred noncurrent tax liabilities	-	110,274
Total, deferred noncurrent tax asset, net	1,212,842	437,352
Valuation allowance	(1,212,842)	(437,352)
Total	$-	$-